Trade Receivables and Other	12 Months Ended
Dec. 31, 2017
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Trade Receivables and Other

NOTE 13—TRADE RECEIVABLES AND OTHER

Trade receivables and other are comprised of the following:

	At December 31, 2017		At December 31, 2016
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables—gross	—	309	—	238
Impairment	—	(3)	—	(3)

Total Trade receivables—net	—	306	—	235

Finance lease receivables	6	6	12	6
Deferred tooling related costs	28	—	11	—
Current income tax receivables	—	58	—	52
Other taxes	—	30	—	39
Restricted cash (A)	1	—	9	—
Prepaid expenses	5	8	6	9
Other	8	11	9	14

Total Other receivables	48	113	47	120

Total Trade receivables and Other	48	419	47	355

(A)	Restricted cash relates mainly to a pledge given to the State of West Virginia as a guarantee for certain workers’ compensation obligations for which the company is self-insured at December 31, 2016.

13.1 Aging

The	aging of total trade receivables—net is as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Not past due	286	217
1 – 30 days past due	13	14
31 – 60 days past due	2	3
61 – 90 days past due	3	1
Greater than 91 days past due	2	—

Total Trade receivables—net	306	235

Impairment allowance

The Group periodically reviews its customers’ account aging, credit worthiness, payment histories and balance trends in order to evaluate trade account receivables for impairment. Management also considers whether changes in general economic conditions and in the industries in which the Group operates in particular, are likely to impact the ability of the Group’s customers to remain within agreed payment terms or to pay their account balances in full.

Revisions to the impairment allowance arising from changes in estimates are included as either additional allowance or recoveries. An allowance was recognized for €0.7 million during the year ended December 31, 2017 (€0.8 million allowance reversed during the year ended December 31, 2016).

None of the other amounts included in Other receivables was deemed to be impaired.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.

13.2 Currency concentration

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Euro	124	101
U.S. Dollar	164	115
Swiss franc	4	3
Other currencies	14	16

Total trade receivables—net	306	235

13.3 Factoring arrangements

The Group factored specific account receivables in France by entering into factoring agreements with a third party for a maximum capacity of €235 million. The facilities were amended on April 19, 2017 to extend maturity to October 29, 2021.

The Group factored specific account receivables in Germany, Switzerland and Czech Republic by entering into factoring agreements with a third party for a maximum capacity of €150 million. This agreement matures October 29, 2021.

Constellium Automotive USA entered into a factoring agreement which provides for the sale of specific account receivables up to a maximum capacity of $25 million. The facilities were amended on December 13, 2017 to extend maturity to December 12, 2018.

Muscle Shoals entered into a new factoring agreement which provides for the sale of specific account receivables up to a maximum capacity of $325 million and was amended in January 2017 to extend maturity to January 24, 2018. The agreement was further amended on January 2, 2018. (See NOTE 31- Subsequent events).

Under the Group’s factoring agreements, most of the account receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are de-recognized from the Consolidated Statement of Financial Position. Some remaining receivables do not qualify for derecognition under IAS 39, ‘Financial instruments: Recognition and Measurement’, as the Group retains substantially all the associated risks and rewards.

Under the agreements, at December 31, 2017, the total carrying amount of the original assets factored is €642 million (December 31, 2016: €681 million) of which:

•	€473 million (December 31, 2016: €566 million) derecognized from the Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€169 million (December 31, 2016: €115 million) recognized on the Consolidated Statement of Financial Position.

At December 31, 2017, there was no debt due to the factor relating to trade account receivables sold (€1 million at December 31, 2016).

Covenants

The factoring arrangements contain certain affirmative customary and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.

The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained.

The Group was in compliance with all applicable covenants at December 31, 2017 and December 31, 2016.

13.4 Finance lease receivables

The Company is the lessor for certain finance leases with third parties for certain of its property, plant and equipment located in Sierre, Switzerland. The following table shows the reconciliation of the Group’s gross investments in the leases to the net investment in the leases at December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
(in millions of Euros)	Gross investment in the lease	Unearned interest income	Net investment in the lease	Gross investment in the lease	Unearned interest income	Net investment in the lease
Less than 1 year	6	—	6	7	(1)	6
Between 1 and 5 years	6	—	6	12	—	12
More than 5 years	—	—	—	—	—	—

Total Finance lease receivables	12	—	12	19	(1)	18